Income Tax Expense (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Federal		$ 0	$ 0
State and Local		1,250	5,297
Current income tax expense benefit		1,250	5,297
Deferred
Federal		0	0
State and Local		0	0
Deferred income tax expense benefit		0	0
Provision for income taxes	$ 1,750	$ 1,250	$ 5,297